Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
5.	Fair Value Measurements
The tables below presents information about the Company’s financial assets measured at fair value on a recurring basis:

	September 30, 2025
	Total	Level 1	Level 2	Level 3
U.S. Treasury and U.S. government agencies	$33,050	$33,050	$—	$—
Corporate debt securities	212,515	24,385	188,130	—
Asset-backed securities	84,318	—	84,318	—
Short-term investments	$27,098		$27,098	—

Total	$356,981	$57,435	$299,546	$—

	December 31, 2024
	Total	Level 1	Level 2	Level 3
U.S. Treasury and U.S. government agencies	$75,234	$75,234	$—	$—
Corporate debt securities	108,790	28,222	80,568	—
Asset-backed securities	30,021	—	30,021	—

Total	$214,045	$103,456	$110,589	$—

The Company had no assets carried at fair value in the Level 3 category as of September 30, 2025 and December 31, 2024.
The Company classifies U.S. Treasury bonds and government agencies, short-term investments, and some corporate debt securities within Level 1 of the fair value hierarchy because they are valued based on quoted market prices in active markets. Corporate debt securities and asset-backed securities categorized as Level 2 were valued using a market approach. Valuations were based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on models where the significant inputs are observable (e.g., interest rates, yield curves, prepayment speeds, default rates, loss severities) or can be corroborated by observable market data.
During the three and nine months ended September 30, 2025, the Company had no event or circumstance change that would cause an instrument to be transferred between levels.
The following table summarizes the carrying value and estimated fair value of the Company’s financial instruments not carried at fair value as of the date presented:

	September 30, 2025		December 31, 2024
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt:
Surplus note	$721	$595	$1,029	$885
The Company’s long-term debt represents a surplus note and fair value was determined by management from the expected cash flows discounted using the interest rate quoted by the holder. The Florida State Board of Administration (“FSBA”) is the holder of the surplus note, and the quoted interest rate is equivalent to the
10-year
Constant Maturity Treasury Rate, adjusted quarterly. The Company’s use of funds from the surplus note is limited by the terms of the agreement, therefore, the Company has determined the interest rate quoted by the FSBA to be appropriate for purposes of establishing the fair value of the surplus note (Level 3).

5.	Fair Value Measurements
The tables below presents information about the Company’s financial assets measured at fair value on a recurring basis:

	December 31, 2024
	Total	Level 1	Level 2	Level 3
U.S. Treasury and U.S. government agencies	$75,234	$75,234	$—	$—
Corporate debt securities	108,790	28,222	80,568	—
Asset-backed securities	30,021	—	30,021	—

Total	$214,045	$103,456	$110,589	$—

	December 31, 2023
	Total	Level 1	Level 2	Level 3
U.S. Treasury and U.S. government agencies	$100,554	$100,554	$—	$—
Corporate debt securities	52,519	4,042	48,477	—
Asset-backed securities	40,127	—	40,127	—
Short-term investments	1,957	—	1,957	—

Total	$195,157	$104,596	$90,561	$—

The Company has no assets carried at fair value in the Level 3 category.
The Company classifies U.S. Treasury bonds and government agencies, short-term investments, and some corporate debt securities within Level 1 of the fair value hierarchy because they are valued based on quoted market prices in active markets. Corporate debt securities and asset-backed securities categorized as Level 2 were valued using a market approach. Valuations were based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on models where the significant inputs are observable (e.g., interest rates, yield curves, prepayment speeds, default rates, loss severities) or can be corroborated by observable market data.
During 2024 and 2023, the Company had no event or circumstance change that would cause an instrument to be transferred between levels.

The following table summarizes the carrying value and estimated fair value of the Company’s financial instruments not carried at fair value as of the date presented:

	December 31, 2024		December 31, 2023
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt:
Surplus note	$1,029	$885	$1,441	$1,238
The Company’s long-term debt represents a surplus note and fair value was determined by management from the expected cash flows discounted using the interest rate quoted by the holder. The Florida State Board of Administration (“FSBA”) is the holder of the surplus note and the quoted interest rate is equivalent to the
10-year
Constant Maturity Treasury Rate, adjusted quarterly. The Company’s use of funds from the surplus note is limited by the terms of the agreement, therefore, the Company has determined the interest rate quoted by the FSBA to be appropriate for purposes of establishing the fair value of the surplus note (Level 3).